Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012
Current tax expense:
Bermuda	—	—	—
Foreign	8.2	(0.5)	92.1
Deferred tax expense:
Bermuda	—	—	—
Foreign	12.3	20.3	8.4
Tax effect related to internal sales of assets	—	—	—
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1

Total provision	29.6	28.9	109.6

Effective tax rate	-10.2%	10.9%	37.6%

Income tax reconciliation
The income taxes for the years ended December 31, 2014 and 2013 differed from the amount computed by applying the statutory income tax rate of 0% due to operations in foreign jurisdictions with different applicable tax rates as compared to Bermuda.

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of internal sale of assets	—	—	—
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of change in uncertain tax positions relating to prior year	—	—	79.0
Effect of taxable income in various countries	20.5	19.8	21.5

Total	29.6	28.9	109.6

Net deferred tax assets (liabilities)
Deferred Income Taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:
Deferred Tax Assets:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Pension	21.7	15.4
Contracts and long term maintenance	3.6	1.0
Loss carry forward	6.5	2.9
Gross deferred tax asset	31.8	19.3

Deferred Tax Liability:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Long term maintenance	50.7	32.9
Tax depreciation	0.3	0.4
Pensions	3.2	2.4
Gross deferred tax liability	54.2	35.7
Net deferred tax (liability)/asset	(22.4)	(16.4)

Net deferred taxes are classified as follows:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Short-term deferred tax asset	6.5	2.9
Long-term deferred tax asset	25.3	16.4
Short-term deferred tax liability	—	0.0
Long-term deferred tax liability	(54.2)	(35.7)
Net deferred tax (liability)/asset	(22.4)	(16.4)

Earliest tax years that remain subject to examination by major taxable jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Norway	2011
United Kingdom	2011
Faro Islands*	2014
Russia	2014

* North Atlantic operated the rig West Hercules while the rig was on a contract in the Faro Island, the contracting party for the period of operations in the Faro Islands was Seadrill Offshore AS.